Leases - Maturities of operating and finance lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Operating Leases
Year 1		¥ 2,531,918
Year 2	¥ 2,420,506	2,306,078
Year 3	2,079,015	1,899,976
Year 4	1,725,211	1,504,174
Year 5	1,474,031	1,228,528
Year 6	1,184,585
Thereafter	7,480,193	7,388,703
Total minimum lease payments	16,363,541	16,859,377
Less: Interest	(4,107,734)	(3,652,655)
Total operating lease liabilities	12,255,807	13,206,722
Less: Current portion	(2,163,768)	(1,945,987)	$ (309,415)
Long-term portion of lease obligations	10,092,039	11,260,735	$ 1,443,142
Finance Leases
Year 1		16,993
Year 2	409,668	15,497
Year 3	400,900	13,352
Year 4	388,453	8,788
Year 5	379,880	4,237
Year 6	374,286
Thereafter	5,249,953	8,485
Total minimum lease payments	7,203,140	67,352
Less: Interest	(2,169,965)	(18,709)
Total finance lease liabilities	5,033,175	48,643
Less: Current portion	(263,203)	(13,498)
Long-term portion of lease obligations	4,769,972	35,145
Short-term operating leases	¥ 24,467	¥ 497,773